UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:10/31/08

Item 1.  Schedule of Investments.

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2008
	Shares	Market Value
COMMON STOCKS - 58.84%
Aerospace/Defense - 0.90%
Aerovironment, Inc.*	5,000	$ 179,600
Elbit Systems, Ltd.	2,000	96,900
		276,500
Banks - 0.95%
Southside Bancshares, Inc.	7,000	168,630
Unibanco - Uniao de Bancos Brasileiros SA- GDR	2,000	126,160
		294,790
Biotechnology - 3.62%
Alexion Pharmaceuticals, Inc.*	3,000	122,250
Celgene Corp.*	3,500	224,910
Emergent Biosolutions, Inc.*	16,400	295,364
Genzyme Corp.*	3,000	218,640
Gilead Sciences, Inc.*	5,600	256,760
		1,117,924
Chemicals - 2.22%
Balchem Corp.	10,506	268,533
Celanese Corp. - Series A	4,800	66,528
Olin Corp.	10,000	181,600
Potash Corp. of Saskatchewan	1,200	102,312
Terra Industries, Inc.	3,000	65,970
		684,943
Coal - 0.48%
Alpha Natural Resources*	2,000	71,540
Arch Coal, Inc.	3,500	74,935
		146,475
Commercial Services - 3.07%
American Public Education, Inc.*	7,000	309,890
Gartner, Inc.*	6,000	110,400
K12, Inc.*	6,000	164,280
Strayer Education, Inc.	1,603	362,711
		947,281
Computers - 2.15%
Accenture, Ltd.	7,000	231,350
Integral Systems, Inc.*	12,000	294,840
Synaptics, Inc.*	4,500	139,005
		665,195
Distribution/Wholesale - 0.39%
Fastenal Co.	3,000	120,780

Diversified Financial Services - 1.44%
Stifel Financial Corp.*	7,500	327,375
TD Ameritrade Holding Corp.*	8,770	116,553
		443,928
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Electric - 1.54%
Avista Corp.	7,000	$ 139,020
Exelon Corp.	1,000	54,240
Graham Corp.	10,000	210,000
Otter Tail Corp.	3,000	70,440
		473,700
Electronics - 1.93%
Amphenol Corp.	3,000	85,950
Axsys Technologies, Inc.*	2,100	138,663
Badger Meter, Inc.	6,000	151,200
Woodward Governor Co.	6,861	220,238
		596,051
Energy - Alternate Sources - 0.23%
First Solar, Inc.*	500	71,850

Environmental Control - 1.42%
Clean Harbors, Inc.*	3,659	239,921
Industrial Services of America	4,000	31,000
Stericycle, Inc.*	2,843	166,116
		437,037
Food - 1.06%
Flower Foods, Inc.	11,000	326,150

Gas - 0.68%
The Laclede Group, Inc.	4,000	209,280

Healthcare - Products - 3.49%
Edwards Lifesciences Corp.*	2,500	132,100
Intuitive Surgical, Inc.*	583	100,737
Natus Medical, Inc.*	6,000	91,800
Quidel Corp.*	14,000	221,340
St. Jude Medical, Inc.*	3,698	140,635
Techne Corp.*	3,800	262,276
Varian Medical Systems, Inc.*	2,829	128,748
		1,077,636
Healthcare - Services - 4.06%
Almost Family, Inc.*	7,436	358,118
Amedisys, Inc.*	5,500	310,255
Ensign Group, Inc.	89	1,459
Gentiva Health Services, Inc.*	8,300	225,345
Icon PLC- ADR*	7,838	198,850
LHC Group, Inc.*	4,500	158,760
		1,252,787
Household Products/Wares - 1.43%
Baxter International, Inc.	7,300	441,577
Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Internet - 0.51%
Cybersource Corp.*	5,000	$ 60,750
Websense, Inc.*	5,000	97,600
		158,350
Machinery - Diversified - 2.90%
AGCO Corp.*	2,500	78,825
Chart Industries, Inc.*	6,000	81,720
DXP Enterprises, Inc.*	6,600	92,136
Flowserve Corp.	1,500	85,380
Gorman-Rupp Co.	4,900	154,105
Robbins & Myers, Inc.	7,056	143,942
Wabtec Corp.	6,500	258,440
		894,548
Miscellaneous Manufacturers - 0.38%
AZZ, Inc.*	4,000	116,720

Oil & Gas - 2.64%
ENSCO International, Inc.	3,800	144,438
Helmerich & Payne, Inc.	5,000	171,550
Occidental Petroleum Corp.	2,000	111,080
Petrohawk Energy Co.*	5,681	107,655
Southwestern Energy Co.*	4,800	170,976
Transocean, Inc.*	1,339	110,240
		815,939
Oil & Gas Services - 1.59%
Dril-Quip, Inc.*	1,633	40,335
Halliburton Co.	3,929	77,755
Lufkin Industries, Inc.	4,455	233,086
Natural Gas Services Group, Inc.*	5,500	72,875
Weatherford International Ltd.*	4,000	67,520
		491,571
Packaging & Containers - 0.49%
Rock - Tenn Co.	5,000	152,050

Pharmaceuticals - 4.48%
Abbott Laboratories	3,000	165,450
AstraZeneca PLC	4,000	169,840
Cephalon, Inc.*	2,613	187,404
Neogen Corp.*	11,816	348,218
Novartis AG- ADR	5,000	254,950
Perrigo	7,500	255,000
		1,380,862
REITs - 0.60%
Plum Creek Timber Co., Inc.	5,000	186,400

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Retail - Apparel - 1.39%
Aeropostale, Inc.*	5,000	$ 121,050
Buckle, Inc. (The)	5,250	138,285
Gymboree Corp.*	4,000	103,440
Urban Outfitters, Inc.*	3,000	65,220
		427,995
Retail - Automobile - 0.68%
Copart, Inc.*	6,000	209,400

Retail - Pawn Shops - 0.85%
Ezcorp, Inc.*	16,532	261,867

Retail - Pet Food & Supplies - 0.02%
PetMed Express, Inc.*	400	7,064

Retail - Restaurants - 0.94%
McDonald's Corp.	5,000	289,650

Semiconductors - 1.05%
Monolithic Power Systems, Inc.*	7,500	127,425
Qlogic Corp.*	9,328	112,122
Taiwan Semiconductor Manufacturing Co. Ltd.- ADR	10,050	83,013
		322,560
Software - 4.06%
Ansys, Inc.*	7,100	203,273
Ariba, Inc.*	10,000	107,000
Mantech International Corp.- Class A*	4,900	264,306
Oracle Corp.*	12,700	232,283
Parmetric Technology Corp.*	8,784	114,104
Solera Holdings, Inc.*	5,400	134,406
Sybase, Inc.*	7,400	197,062
		1,252,434
Telecommunications - 2.47%
Atheros Communications, Inc.*	6,000	107,820
Cellcom Israel Ltd.	6,400	188,544
Partner Communications- ADR	13,000	242,840
Premiere Global Services, Inc.*	10,000	99,500
Quallcomm, Inc.	3,196	122,279
		760,983
Toys/Games/Hobbies - 0.38%
Hasbro, Inc.	4,000	116,280

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2008
	Shares	Market Value
Transportation - 2.35%
CSX Corp.	2,000	$ 91,440
HUB Group, Inc.*	7,500	235,875
Norfolk Southern Corp.	2,000	119,880
Union Pacific Corp.	4,171	278,497
		725,692

TOTAL COMMON STOCKS (Cost $22,920,579)		18,154,249

SHORT TERM INVESTMENTS - 41.09%
Goldman Sachs Prime Obligation Fund, 1.93%+	12,676,627	12,676,627
TOTAL SHORT TERM INVESTMENTS (Cost $12,676,627)		12,676,627

TOTAL INVESTMENTS (Cost $35,597,206) - 99.93%		30,830,876
Liabilities in excess of cash and other assets - 0.07%		20,709
NET ASSETS- 100.00%		$ 30,851,585
__________
* Non-Income producing security.
ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.
+Variable rate security. Rate shown is as of October 31, 2008.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
Unrealized appreciation		$ 378,546
Unrealized depreciation		(5,144,876)
Net unrealized depreciation		$ (4,766,330)

Autopilot Managed Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2008
		Unrealized
	Number of	Appreciation
FUTURES CONTRACTS SOLD SHORT	Contracts	(Depreciation)
S & P 500 E-Mini Future maturing Dec 2008
(Underlying Face Amount at Value $8,386,775)	190	$ (802,100)
Russell Mini Future maturing Dec 2008
(Underlying Face Amount at Value $5,882,510)	128	(997,490)
TOTAL FUTURES CONTRACTS SOLD SHORT		$ (1,799,590)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of October 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)*

Level 1 - Quoted Prices	18,154,259	1,799,590
Level 2 - Other Significant Observable Inputs	12,676,627	-
Level 3 - Significant Unobservable Inputs	-	-
Total	30,830,886	1,799,590
*Other Financial Instruments include future contracts sold short

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  12/30/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 12/30/08

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  12/30/08